Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
Interests
Number of major interests | item	2	2
Revenue	$ 1,219.0	$ 1,315.7
Major Interest One
Interests
Revenue	$ 379.2	$ 349.1
Percentage of revenue (as a percent)	20.00%	17.00%
Major Interest Two
Interests
Percentage of revenue (as a percent)	11.00%	10.00%